Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

3.    Property and Equipment

Property and equipment consisted of the following as of December 31 (in thousands):

	2015	2016
Computer software	$1,562	$1,701
Computer hardware	1,201	1,408
Leasehold improvements	3,555	4,098
Office furniture and fixtures	386	464
Equipment	96	116

	6,800	7,787
Less: accumulated depreciation	(3,908)	(4,686)

Property and equipment, net	$2,892	$3,101

Depreciation and amortization expense totaled $0.6 million for the year ended December 31, 2014 and $0.8 million for each of the years ended December 31, 2015 and 2016.